Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended
	Jun. 07, 2013	Dec. 29, 2013	Dec. 28, 2014	Apr. 28, 2013	Apr. 29, 2012
Successor [Member]
Net income/(loss)		$ (72)	$ 672
Other comprehensive income/(loss), net of tax:
Foreign currency translation adjustments		129	(939)
Net deferred gains/(losses) on net investment hedges from periodic revaluations	0	(117)	336	0	0
Net pension and post-retirement benefit (losses)/gains		102	(34)
Reclassification of net pension and post-retirement benefit (gains)/losses to net income		0	(7)
Net deferred (losses)/gains on derivatives from periodic revaluations		110	(173)
Net deferred losses/(gains) on derivatives reclassified to earnings		(3)	4
Total comprehensive (loss)/income		149	(141)
Comprehensive (income)/loss attributable to the noncontrolling interest		6	(8)
Comprehensive income/(loss) attributable to H. J. Heinz Holding Corporation		155	(149)
Predecessor [Member]
Net income/(loss)	(192)			1,027	941
Other comprehensive income/(loss), net of tax:
Foreign currency translation adjustments	(98)			(229)	(377)
Net pension and post-retirement benefit (losses)/gains	0			(189)	(258)
Reclassification of net pension and post-retirement benefit (gains)/losses to net income	7			55	57
Net deferred (losses)/gains on derivatives from periodic revaluations	(1)			(12)	30
Net deferred losses/(gains) on derivatives reclassified to earnings	7			30	(14)
Total comprehensive (loss)/income	(277)			682	379
Comprehensive (income)/loss attributable to the noncontrolling interest	1			1	1
Comprehensive income/(loss) attributable to H. J. Heinz Holding Corporation	$ (276)			$ 683	$ 380